UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21644

         CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC
               (Exact name of registrant as specified in charter)

                          11 MADISON AVENUE, 13TH FLOOR
                               NEW YORK, NY 10010
               (Address of principal executive offices) (Zip code)

                                   PFPC, INC.
                         301 BELLEVUE PARKWAY, 2ND FLOOR
                              WILMINGTON, DE 19809
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-325-2000

                        Date of fiscal year end: MARCH 31

                     Date of reporting period: JUNE 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.
June 30, 2005 (Unaudited)

CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY OFFSHORE INSTITUTIONAL FUND, LDC (1)

    Investment in CSFB Alternative Capital Multi-Strategy Master Fund, LLC,
    at value - 66.65%  (Cost $100,000)                                              $   100,487

OTHER ASSETS IN EXCESS OF LIABILITIES - 33.35%                                           50,274
                                                                                    -----------
NET ASSETS - 100.00%                                                                $   150,761
                                                                                    ===========

CSFB ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC (2)

    Investment in CSFB Alternative Capital Multi-Strategy Offshore Institutional
    Fund, LDC, at value - 100.14% (Cost $100,000)                                   $   100,507

OTHER LIABILITIES IN EXCESS OF ASSETS - (0.14)%                                            (138)
                                                                                    -----------
NET ASSETS - 100.00%                                                                $   100,369
                                                                                    ===========

(1)   Invests  the   majority  of  its  assets  in  CSFB   Alternative   Capital
      Multi-Strategy Master Fund, LLC. The Schedule of Investments of CSFB Alternative Capital Multi-Strategy Master Fund, LLC is included below.

(2)   Invests  the   majority  of  its  assets  in  CSFB   Alternative   Capital
      Multi-Strategy Offshore Institutional Fund, LDC.

CSFB Alternative Capital Multi Strategy Master Fund, LLC
Schedule of Investments at June 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENTS IN PORTFOLIO FUNDS  ^ # 87.95%              COST         FAIR VALUE

CONVERTIBLE ARBITRAGE - 1.36%
Fore Convertible Fund, L.P.                         $  1,568,740    $  1,491,308
                                                    ------------    ------------

DEDICATED SHORT - 1.72%
Spring Point Contra Partners, L.P.                     2,000,000       1,892,623
                                                    ------------    ------------

EMERGING MARKETS - 2.18%
Spinnaker Global Opportunities Fund, Class A1          2,320,745       2,399,799
                                                    ------------    ------------

EQUITY LONG /SHORT - 27.87%
The Antares European Fund, L.P.                        4,452,498       4,818,698
Gandhara Fund, L.P.                                    2,000,000       2,068,100
Joho Partners, L.P.                                    5,066,128       5,120,837
Moore Technology Venture Fund, LLC                        34,096          27,881
Pennant Onshore Qualified, L.P.                        4,500,000       4,612,869
Puma, L.P.                                                63,357          63,357
Tiger Fund, L.P.                                         126,052         126,052
Tosca Fund, Ltd. USD Class                             2,325,905       2,445,421
Tremblant Partners, L.P.                               2,320,469       2,314,781
Ward Ferry Asia Fund, Ltd. Class S, Series 1           2,508,602       2,534,564
Westfield Life Sciences Fund II, L.P.                  2,863,040       3,022,993
Whitney New Japan Fund, L.P.                           3,178,066       3,487,778
                                                    ------------    ------------

                                                      29,438,213      30,643,331
                                                    ------------    ------------

EVENT DRIVEN - 20.58%
Atticus Global, L.P.                                   4,330,762       4,480,805
Canyon Value Realization Fund, L.P. Class C            3,547,845       3,589,673
Golden Tree High Yield Partners, L.P.                  2,084,849       2,118,856
Perry Partners, L.P.                                   2,298,038       2,332,064
Silver Point Capital Fund, L.P.                        2,095,161       2,112,728
York Capital Management, L.P.                          7,994,582       7,991,685
                                                    ------------    ------------

                                                      22,351,237      22,625,811
                                                    ------------    ------------

FIXED INCOME ARBITRAGE - 15.33%
Remington Investment Strategies, L.P.                  9,230,771       9,353,573
The Obsidian Fund, LLC                                 7,775,282       7,503,348
                                                    ------------    ------------

                                                      17,006,053      16,856,921
                                                    ------------    ------------

CSFB Alternative Capital Multi Strategy Master Fund, LLC
Schedule of Investments at June 30, 2005 (Unaudited) (continued)

                                                                     COST          FAIR VALUE

 GLOBAL MACRO - 6.82%
 The Tudor BVI Global Fund, L.P. - Class A                          7,537,905        7,497,941
                                                                -------------    -------------

 MANAGED FUTURES - 2.09%
 Campbell Financial Futures Fund, L.P.                              1,161,659        1,295,164
 Touradji Global Resources Fund, L.P.                               1,000,000        1,009,497
                                                                -------------    -------------

                                                                    2,161,659        2,304,661
                                                                -------------    -------------

 MULTI STRATEGY - 10.00%
 Amaranth Capital Partners, LLC Series 10007                        5,150,552        5,057,089
 Silverback Partners, L.P.                                          2,002,594        1,797,999
 Stark Investments, L.P.                                            4,135,341        4,135,944
                                                                -------------    -------------

                                                                   11,288,487       10,991,032
                                                                -------------    -------------

 TOTAL INVESTMENTS IN PORTFOLIO FUNDS ^ # (COST $95,673,039)                        96,703,427
 OTHER ASSETS, LESS LIABILITIES - 12.05%                                            13,245,791
                                                                                 -------------
 NET ASSETS (100%)                                                               $ 109,949,218
                                                                                 =============

# - Non-income producing securities.

^ - Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and value of restricted securities as of June 30, 2005 was $95,673,039 and $96,703,427, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     CSFB Alternative Capital Multi-Strategy Institutional Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*       /s/ James Vos
                         -------------------------------------------------------
                           James Vos, President and Chairman of the Board (principal executive officer)

Date     8/25/05
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ James Vos
                         -------------------------------------------------------
                           James Vos, President and Chairman of the Board (principal executive officer)

Date     8/25/05
    ----------------------------------------------------------------------------


By (Signature and Title)*       /s/ Edward Poletti
                         -------------------------------------------------------
                           Edward Poletti, Chief Financial Officer and Treasurer (principal financial officer)

Date     8/24/05
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.